Grants and Subsidies (Details) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023
Grants and Subsidies [Abstract]
Funding approved amount		$ 75
Fund issued (in Shares)		50
Grants fund receivable	$ 15
Remaining amount	10
Fixed fee fund		$ 366
Fund received	$ 235
Federal government amount		$ 229